Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

September 30, 2019

VIPFLI-III-QTLY-1119
1.822348.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	49,243	$1,656,028
VIP Equity-Income Portfolio Investor Class (a)	77,484	1,734,862
VIP Growth & Income Portfolio Investor Class (a)	98,092	1,979,503
VIP Growth Portfolio Investor Class (a)	23,960	1,693,938
VIP Mid Cap Portfolio Investor Class (a)	15,743	482,368
VIP Value Portfolio Investor Class (a)	87,172	1,273,589
VIP Value Strategies Portfolio Investor Class (a)	51,194	623,539
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,829,893)		9,443,827

International Equity Funds - 24.6%
VIP Emerging Markets Portfolio Investor Class (a)	252,158	2,919,989
VIP Overseas Portfolio Investor Class (a)	230,398	4,951,250
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,926,709)		7,871,239

Bond Funds - 38.3%
Fidelity Inflation-Protected Bond Index Fund (a)	210,084	2,140,754
Fidelity Long-Term Treasury Bond Index Fund (a)	55,004	817,915
VIP High Income Portfolio Investor Class (a)	116,150	638,825
VIP Investment Grade Bond Portfolio Investor Class (a)	650,561	8,678,482
TOTAL BOND FUNDS
(Cost $11,615,498)		12,275,976

Short-Term Funds - 7.6%
VIP Government Money Market Portfolio Investor Class 1.77% (a)(b)
(Cost $2,418,597)	2,418,597	2,418,597
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,790,697)		32,009,639
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$32,009,640

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,955,119	$349,605	$316,971	$6,679	$6,960	$146,041	$2,140,754
Fidelity Long-Term Treasury Bond Index Fund	1,484,199	317,146	1,282,923	31,937	181,863	117,630	817,915
VIP Contrafund Portfolio Investor Class	1,743,110	299,670	501,120	216,346	10,680	103,688	1,656,028
VIP Emerging Markets Portfolio Investor Class	2,184,562	641,733	274,701	--	(571)	368,966	2,919,989
VIP Equity-Income Portfolio Investor Class	1,829,047	203,010	492,140	130,381	(22,867)	217,812	1,734,862
VIP Government Money Market Portfolio Investor Class 1.77%	2,097,777	566,426	245,606	36,889	--	--	2,418,597
VIP Growth & Income Portfolio Investor Class	2,085,255	378,264	597,776	232,496	30,126	83,634	1,979,503
VIP Growth Portfolio Investor Class	1,781,720	222,833	543,276	122,456	51,870	180,791	1,693,938
VIP High Income Portfolio Investor Class	593,106	63,153	81,954	4,878	(2,398)	66,918	638,825
VIP Investment Grade Bond Portfolio Investor Class	6,454,380	2,265,050	611,648	29,304	3,497	567,203	8,678,482
VIP Mid Cap Portfolio Investor Class	505,352	101,013	139,916	58,756	(9,594)	25,513	482,368
VIP Overseas Portfolio Investor Class	3,757,947	1,110,992	414,855	147,296	(19,669)	516,835	4,951,250
VIP Value Portfolio Investor Class	1,342,879	166,917	399,307	91,605	4,713	158,387	1,273,589
VIP Value Strategies Portfolio Investor Class	654,186	103,782	207,831	68,071	(15,717)	89,119	623,539
Total	$28,468,639	$6,789,594	$6,110,024	$1,177,094	$218,893	$2,642,537	$32,009,639

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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